Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Mid Cap Growth Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Mid Cap Growth Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of April 30, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Mid Cap Growth Fund
Ronald J. Zibelli, Jr. [1]	None
Justin Livengood[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Mid Cap Growth Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of April 30, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Mid Cap Growth Fund
Ronald J. Zibelli, Jr. [1]	6	$5,247.7	1	$57.0	1	$0.9
Justin Livengood[1]	2	$2,230.2	None	None	None	None”

1	The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of April 30, 2019.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Small Cap Value Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Oppenheimer Small Cap Value Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of April 30, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Small Cap Value Fund
Jonathan Edwards[1]	None
Jonathan Mueller[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Oppenheimer Small Cap Value Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of April 30, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Oppenheimer Small Cap Value Fund
Jonathan Edwards[1]	3	$2,455.3	None	None	None	None
Jonathan Mueller[1]	3	$2,455.3	None	None	None	None”

1

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of April 30, 2019. The portfolio manager held no assets in the Fund as of this same date.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Value Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of May 31, 2019:

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Value Fund
Kevin Holt[1]	None
Devin Armstrong[1]	None
Charles DyReyes[1]	None
James Warwick[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of May 31, 2019:

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Value Fund
Kevin Holt[1]	6	$16,251.8	1	$69.7	20	[2]	$12.6	[2]
Devin Armstrong[1]	6	$16,251.8	None	None	20	[2]	$12.6	[2]
Charles DyReyes[1]	6	$16,251.8	None	None	20	[2]	$12.6	[2]

1	The portfolio manager began serving on the Fund effective June 21, 2019. The portfolio manager held no assets in the Fund as of May 31, 2019.
2

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
James Warwick[1]	6	$16,251.8	None	None	20	[2]	$12.6	[2]”